Other Financial Assets and Liabilities - Summary of Hedging Activities (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) MMBTU MMBbls TBTU us-au AUD ($)	Dec. 31, 2023 USD ($) MMBbls AUD ($) MMBTU TBTU us-au
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, liabilities		$ 349	$ 35
Brent commodity swaps [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets		$ 137
Carrying amount, liabilities			$ (14)
Notional amount | MMBbls	[1]	31	29
Maturity date		2025	2024
Hedge ratio		1:1	1:1
Weighted average hedged rate | MMBbls		79	76
HH Natural Gas commodity swaps [Member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2026
HH Natural Gas commodity swaps [Member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2025
HH Natural Gas commodity swaps [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets		$ 8
Carrying amount, liabilities			$ (44)
Notional amount | TBTU	[1]	79	38
Hedge ratio		1:1	1:1
Weighted average hedged rate | MMBTU		3.6	4.4
HH Natural Gas commodity swaps [Member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date			2025
HH Natural Gas commodity swaps [Member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date			2024
TTF LNG commodity swaps [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets			$ 181
Carrying amount, liabilities		$ (118)
Notional amount | TBTU	[1]	69	32
Hedge ratio		1:1	1:1
Weighted average hedged rate | MMBTU		11.9	18.3
TTF LNG commodity swaps [Member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2026	2025
TTF LNG commodity swaps [Member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2025	2024
Interest rate swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets		$ 35	$ 43
Notional amount	[1]	600	600
Maturity date		2027	2027
Hedge ratio		1:1	1:1
Weighted average hedged rate		0.017	0.017
FX Forwards [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets			$ 8
Carrying amount, liabilities		$ (45)
Notional amount	[1],[2]	2,484	1,834
Maturity date		2025
Hedge ratio		1:1	1:1
Weighted average hedged rate | us-au		0.67	0.68
FX Forwards [member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date			2025
FX Forwards [member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date			2024

[1]	The notional amounts relate to unrealised volumes of the hedge item included in the cash flow hedge reserve.
[2]	This notional amount represents total since inception of which AUD$985 million is unrealised volumes of the hedge item included in the cash flow hedge reserve.